Inventories	9 Months Ended
Jul. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3.	Inventories

Inventories are stated at the lower of cost of market.  Cost is determined by the first-in-first-out (FIFO) method.  Inventory consists of the following at July 31, 2011 and October 31, 2010.

Raw Materials	$15,115
Finished Goods	75,789

Total	$90,904